Accrued Officer and Director Compensation - Schedule of Changes in Accrued Officer and Director Compensation (Details) (Parenthetical) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Stock-based compensation						$ 90,000
Officer and Director [Member]
Stock-based compensation	$ 10,000	$ 10,000	$ 10,000		$ 40,000	$ 20,000